Acquisitions (Details)					3 Months Ended																12 Months Ended
		Mar. 02, 2015 USD ($)	Mar. 01, 2015 USD ($) subsidiaries shares	Jul. 01, 2014 USD ($)	Dec. 31, 2014 USD ($)		Sep. 30, 2014 USD ($)		Jun. 30, 2014 USD ($)		Mar. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)		Sep. 30, 2013 USD ($)		Jun. 30, 2013 USD ($)		Mar. 31, 2013 USD ($)		Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)		Dec. 31, 2012 USD ($)		Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)
Current assets:
Cash and cash equivalents	[2]				$ 236,579,000	[1]					$ 375,118,000		$ 375,118,000						$ 0		$ 375,118,000		$ 0		$ 0		$ 0		$ 0
Receivables from related party					8,499,000	[1]							7,150,000	[2]
Prepaid expenses and other					727,000	[1]							276,000	[2]
Total current assets					245,805,000	[1]							382,544,000	[2]
Property and equipment, at cost					819,104,000	[1],[3]							754,666,000	[2],[4]
Accumulated depreciation					(174,530,000)	[1],[3]							(153,425,000)	[2],[4]
Property and equipment, net					644,574,000	[1],[3]							601,241,000	[2],[4]
Deferred charges and other assets, net					1,385,000	[1]							1,714,000	[2]
Total assets					891,764,000	[1]							985,499,000	[2]
Current liabilities:
Current portion of capital lease obligations					1,200,000	[1]							1,048,000	[2]
Accounts payable					4,297,000	[1]							8,289,000	[2]
Accrued liabilities					1,054,000	[1]							158,000	[2]
Taxes other than income taxes					765,000	[1]							734,000	[2]
Deferred revenue from related party					124,000	[1]							85,000	[2]
Total current liabilities					7,440,000	[1]							10,314,000	[2]
Capital lease obligations, net of current portion					1,519,000	[1]							3,079,000	[2]
Deferred income taxes					830,000	[1]							941,000	[2]
Other long-term liabilities					1,065,000	[1]							1,092,000	[2]
Partners’ capital:
Common unitholders – public (17,255,208 and 17,250,000 units outstanding)					374,954,000	[1]							369,825,000	[2]
Common unitholder – Valero (11,539,989 and 11,539,989 units outstanding)					58,844,000	[1]							75,998,000	[2]
Subordinated unitholder – Valero (28,789,989 and 28,789,989 units outstanding)					146,804,000	[1]							189,601,000	[2]
General partner – Valero (1,175,102 and 1,175,102 units outstanding)					4,617,000	[1]							6,167,000	[2]
Net investment					295,691,000	[1]							328,482,000	[2]
Total partners’ capital					880,910,000	[1]							970,073,000	[2]													509,400,000	[2]	477,442,000	[2]
Total liabilities and partners’ capital					891,764,000	[1]							985,499,000	[2]
Consolidated Statements of Income
Operating revenues – related party					34,182,000	[3]	$ 33,666,000	[3]	$ 31,843,000	[4]	29,489,000	[4]	33,069,000	[4]	$ 32,012,000	[4]	$ 29,911,000	[4]	29,993,000	[4]	129,180,000	[2],[4]	124,985,000	[2],[4]	115,889,000	[2],[4]
Costs and expenses:
Operating expenses	[2]																				70,507,000		68,529,000		72,375,000
General and administrative expenses	[2]																				12,597,000		7,456,000		6,781,000
Depreciation expense	[2]																				26,953,000		25,162,000		23,072,000
Total costs and expenses	[2]																				110,057,000		101,147,000		102,228,000
Operating income					3,004,000	[3]	5,845,000	[3]	6,035,000	[4]	4,239,000	[4]	5,829,000	[4]	6,078,000	[4]	4,986,000	[4]	6,945,000	[4]	19,123,000	[2]	23,838,000	[2]	13,661,000	[2]
Other income, net	[2]																				1,504,000		309,000		337,000
Interest expense	[2]																				(872,000)		(198,000)		(307,000)
Income before income taxes	[2]																				19,755,000		23,949,000		13,691,000
Income tax expense	[2],[4]																				548,000		1,434,000		553,000
Net income					2,872,000	[3]	5,658,000	[3]	6,157,000	[4]	4,520,000	[4]	6,268,000	[4]	5,946,000	[4]	3,528,000	[4]	6,773,000	[4]	19,207,000	[2]	22,515,000	[2]	13,138,000	[2]
Less: Net income (loss) attributable to Predecessor	[2]																				(40,074,000)		20,474,000		13,138,000
Net income attributable to partners					19,056,000		17,543,000		12,200,000		10,482,000		2,041,000	[4]							59,281,000	[2]	2,041,000	[2]	0	[2]
Cash flows from operating activities:
Net income					2,872,000	[3]	5,658,000	[3]	6,157,000	[4]	4,520,000	[4]	6,268,000	[4]	5,946,000	[4]	3,528,000	[4]	6,773,000	[4]	19,207,000	[2]	22,515,000	[2]	13,138,000	[2]
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	[2]																				26,953,000		25,162,000		23,072,000
Deferred income tax expense	[2]																				43,000		941,000		0
Changes in current assets and current liabilities	[2]																				(1,318,000)		(2,947,000)		250,000
Changes in deferred charges and credits and other operating activities, net	[2]																				(34,000)		(421,000)		(438,000)
Net cash provided by operating activities	[2]																				44,851,000		45,250,000		36,022,000
Cash flows from investing activities:
Capital expenditures	[2]																				(69,928,000)		(109,812,000)		(56,120,000)
Acquisition of the Texas Crude Systems Business from Valero Energy Corporation	[2]																				(80,116,000)		0		0
Proceeds from dispositions of property and equipment	[2]																				54,000		8,000		0
Net cash used in investing activities	[2]																				(149,990,000)		(109,804,000)		(56,120,000)
Cash flows from financing activities:
Repayments of capital lease obligations	[2]																				(1,048,000)		(1,059,000)		(970,000)
Offering costs	[2]																				(3,223,000)		0		0
Prefunding of capital projects by Valero	[2]																				0		3,500,000		0
Proceeds from initial public offering, net of offering costs	[2]																				0		372,449,000		0
Debt issuance costs	[2]																				(1,071,000)		(572,000)		0
Excess purchase price paid to Valero Energy Corporation over the carrying value of the Texas Crude Systems Business	[2]																				(73,884,000)		0		0
Cash distributions to unitholders and distribution equivalent right payments	[2]																				(41,837,000)		0		0
Net transfers from Valero Energy Corporation	[2],[4]																				87,663,000		65,354,000		21,068,000
Net cash provided by (used in) financing activities	[2]																				(33,400,000)		439,672,000		20,098,000
Net increase (decrease) in cash and cash equivalents	[2]																				(138,539,000)		375,118,000		0
Cash and cash equivalents at beginning of year	[2]										375,118,000								0		375,118,000		0		0
Cash and cash equivalents at end of year	[2]				236,579,000	[1]							375,118,000								236,579,000	[1]	375,118,000		0
Valero Energy Partners LP (Previously Reported) [Member]
Current assets:
Cash and cash equivalents					236,579,000						375,118,000		375,118,000						0		375,118,000		0		0		0		0
Receivables from related party					8,499,000								7,150,000
Prepaid expenses and other					727,000								276,000
Total current assets					245,805,000								382,544,000
Property and equipment, at cost					474,843,000								375,542,000
Accumulated depreciation					(125,960,000)								(103,358,000)
Property and equipment, net					348,883,000								272,184,000
Deferred charges and other assets, net					1,385,000								1,714,000
Total assets					596,073,000								656,442,000
Current liabilities:
Current portion of capital lease obligations					1,200,000								1,048,000
Accounts payable					4,297,000								8,289,000
Accrued liabilities					1,054,000								158,000
Taxes other than income taxes					765,000								734,000
Deferred revenue from related party					124,000								85,000
Total current liabilities					7,440,000								10,314,000
Capital lease obligations, net of current portion					1,519,000								3,079,000
Deferred income taxes					830,000								814,000
Other long-term liabilities					1,065,000								644,000
Partners’ capital:
Common unitholders – public (17,255,208 and 17,250,000 units outstanding)					374,954,000								369,825,000
Common unitholder – Valero (11,539,989 and 11,539,989 units outstanding)					58,844,000								75,998,000
Subordinated unitholder – Valero (28,789,989 and 28,789,989 units outstanding)					146,804,000								189,601,000
General partner – Valero (1,175,102 and 1,175,102 units outstanding)					4,617,000								6,167,000
Net investment					0								0
Total partners’ capital					585,219,000								641,591,000
Total liabilities and partners’ capital					596,073,000								656,442,000
Consolidated Statements of Income
Operating revenues – related party					34,182,000		33,666,000		23,660,000		21,531,000		24,586,000		23,600,000		22,865,000		23,478,000		113,039,000		94,529,000		86,804,000
Costs and expenses:
Operating expenses																					27,709,000		24,751,000		26,249,000
General and administrative expenses																					11,446,000		5,478,000		5,016,000
Depreciation expense																					14,764,000		13,073,000		12,881,000
Total costs and expenses																					53,919,000		43,302,000		44,146,000
Operating income					19,188,000		17,730,000		12,050,000		10,152,000		11,601,000		11,997,000		12,973,000		14,656,000		59,120,000		51,227,000		42,658,000
Other income, net																					1,484,000		309,000		337,000
Interest expense																					(872,000)		(198,000)		(307,000)
Income before income taxes																					59,732,000		51,338,000		42,688,000
Income tax expense																					451,000		1,187,000		403,000
Net income					19,056,000		17,543,000		12,200,000		10,482,000		12,094,000		11,924,000		11,613,000		14,520,000		59,281,000		50,151,000		42,285,000
Less: Net income (loss) attributable to Predecessor																					0		48,110,000		42,285,000
Net income attributable to partners																					59,281,000		2,041,000		0
Cash flows from operating activities:
Net income					19,056,000		17,543,000		12,200,000		10,482,000		12,094,000		11,924,000		11,613,000		14,520,000		59,281,000		50,151,000		42,285,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense																					14,764,000		13,073,000		12,881,000
Deferred income tax expense																					11,000		814,000
Changes in current assets and current liabilities																					(1,318,000)		(2,947,000)		250,000
Changes in deferred charges and credits and other operating activities, net																					42,000		(404,000)		(436,000)
Net cash provided by operating activities																					72,780,000		60,687,000		54,980,000
Cash flows from investing activities:
Capital expenditures																					(10,194,000)		(13,831,000)		(7,650,000)
Acquisition of the Texas Crude Systems Business from Valero Energy Corporation																					(80,116,000)
Proceeds from dispositions of property and equipment																					54,000		0
Net cash used in investing activities																					(90,256,000)		(13,831,000)		(7,650,000)
Cash flows from financing activities:
Repayments of capital lease obligations																					(1,048,000)		(1,059,000)		(970,000)
Offering costs																					(3,223,000)
Prefunding of capital projects by Valero																							3,500,000
Proceeds from initial public offering, net of offering costs																							372,449,000
Debt issuance costs																					(1,071,000)		(572,000)
Excess purchase price paid to Valero Energy Corporation over the carrying value of the Texas Crude Systems Business																					(73,884,000)
Cash distributions to unitholders and distribution equivalent right payments																					(41,837,000)
Net transfers from Valero Energy Corporation																					0		(46,056,000)		(46,360,000)
Net cash provided by (used in) financing activities																					(121,063,000)		328,262,000		(47,330,000)
Net increase (decrease) in cash and cash equivalents																					(138,539,000)		375,118,000		0
Cash and cash equivalents at beginning of year											375,118,000								0		375,118,000		0		0
Cash and cash equivalents at end of year					236,579,000								375,118,000								236,579,000		375,118,000		0
Revolving Credit Facility [Member] | Line of Credit [Member]
Business Acquisitions (Textual)
Borrowings under the Revolver																					0		0
Revolving Credit Facility [Member] | Line of Credit [Member] | Subsequent Event [Member]
Business Acquisitions (Textual)
Borrowings under the Revolver		$ 200,000,000
Limited Partner, Common Units, Valero [Member]
Partners’ capital:
Total partners’ capital					58,844,000	[1]							75,998,000	[2]													0	[2]	0	[2]
Costs and expenses:
Less: Net income (loss) attributable to Predecessor	[2]																				0		0		0
Net income attributable to partners																					11,605,000		401,000
General Partner [Member]
Partners’ capital:
Total partners’ capital					4,617,000	[1]							6,167,000	[2]													0	[2]	0	[2]
Costs and expenses:
Less: Net income (loss) attributable to Predecessor	[2]																				0		0		0
Net income attributable to partners																					1,379,000		41,000
Majority Shareholder [Member] | Subordinated Debt [Member] | Subsequent Event [Member]
Business Acquisitions (Textual)
Proceeds from the subordinated credit agreement with Valero		160,000,000
Texas Crude Systems Business [Member] | Adjustments for Acquisitions of Businesses Under Common Control [Member]
Current assets:
Cash and cash equivalents					0						0		0						0		0		0		0		0		0
Receivables from related party													0
Prepaid expenses and other													0
Total current assets													0
Property and equipment, at cost													92,785,000
Accumulated depreciation													(11,637,000)
Property and equipment, net													81,148,000
Deferred charges and other assets, net													0
Total assets													81,148,000
Current liabilities:
Current portion of capital lease obligations													0
Accounts payable													0
Accrued liabilities													0
Taxes other than income taxes													0
Deferred revenue from related party													0
Total current liabilities													0
Capital lease obligations, net of current portion													0
Deferred income taxes													127,000
Other long-term liabilities													448,000
Partners’ capital:
Common unitholders – public (17,255,208 and 17,250,000 units outstanding)													0
Common unitholder – Valero (11,539,989 and 11,539,989 units outstanding)													0
Subordinated unitholder – Valero (28,789,989 and 28,789,989 units outstanding)													0
General partner – Valero (1,175,102 and 1,175,102 units outstanding)													0
Net investment													80,573,000
Total partners’ capital													80,573,000
Total liabilities and partners’ capital													81,148,000
Consolidated Statements of Income
Operating revenues – related party					0		0		8,183,000		7,958,000		8,483,000		8,412,000		7,046,000		6,515,000		16,141,000		30,456,000		29,085,000
Costs and expenses:
Operating expenses																					4,010,000		7,454,000		8,224,000
General and administrative expenses																					884,000		1,717,000		1,530,000
Depreciation expense																					1,687,000		3,183,000		3,669,000
Total costs and expenses																					6,581,000		12,354,000		13,423,000
Operating income					0		0		4,784,000		4,776,000		5,481,000		5,105,000		3,957,000		3,559,000		9,560,000		18,102,000		15,662,000
Other income, net																					20,000		0		0
Interest expense																					0		0		0
Income before income taxes																					9,580,000		18,102,000		15,662,000
Income tax expense																					97,000		247,000		150,000
Net income					0		0		4,756,000		4,727,000		5,427,000		5,046,000		3,859,000		3,523,000		9,483,000		17,855,000		15,512,000
Less: Net income (loss) attributable to Predecessor																					9,483,000		17,855,000		15,512,000
Net income attributable to partners																					0		0		0
Cash flows from operating activities:
Net income					0		0		4,756,000		4,727,000		5,427,000		5,046,000		3,859,000		3,523,000		9,483,000		17,855,000		15,512,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense																					1,687,000		3,183,000		3,669,000
Deferred income tax expense																					32,000		127,000
Changes in current assets and current liabilities																					0		0		0
Changes in deferred charges and credits and other operating activities, net																					(76,000)		(17,000)		(2,000)
Net cash provided by operating activities																					11,126,000		21,148,000		19,179,000
Cash flows from investing activities:
Capital expenditures																					(1,033,000)		(8,063,000)		(9,141,000)
Acquisition of the Texas Crude Systems Business from Valero Energy Corporation																					0
Proceeds from dispositions of property and equipment																					0		8,000
Net cash used in investing activities																					(1,033,000)		(8,055,000)		(9,141,000)
Cash flows from financing activities:
Repayments of capital lease obligations																					0		0		0
Offering costs																					0
Prefunding of capital projects by Valero																							0
Proceeds from initial public offering, net of offering costs																							0
Debt issuance costs																					0		0
Excess purchase price paid to Valero Energy Corporation over the carrying value of the Texas Crude Systems Business																					0
Cash distributions to unitholders and distribution equivalent right payments																					0
Net transfers from Valero Energy Corporation																					(10,093,000)		(13,093,000)		(10,038,000)
Net cash provided by (used in) financing activities																					(10,093,000)		(13,093,000)		(10,038,000)
Net increase (decrease) in cash and cash equivalents																					0		0		0
Cash and cash equivalents at beginning of year											0								0		0		0		0
Cash and cash equivalents at end of year					0								0								$ 0		0		0
Texas Crude Systems Business [Member] | Majority Shareholder [Member]
Cash flows from investing activities:
Acquisition of the Texas Crude Systems Business from Valero Energy Corporation				$ (80,100,000)
Cash flows from financing activities:
Excess purchase price paid to Valero Energy Corporation over the carrying value of the Texas Crude Systems Business				(73,900,000)
Business Acquisitions (Textual)
Effective date of the acquisition																					Jul. 01, 2014
Payments to acquire businesses, gross				$ 154,000,000
Houston and St. Charles Terminal Services Business [Member] | Adjustments for Acquisitions of Businesses Under Common Control [Member]
Current assets:
Cash and cash equivalents					0						0		0						0		$ 0		0		0		$ 0		$ 0
Receivables from related party					0								0
Prepaid expenses and other					0								0
Total current assets					0								0
Property and equipment, at cost					344,261,000								286,339,000
Accumulated depreciation					(48,570,000)								(38,430,000)
Property and equipment, net					295,691,000								247,909,000
Deferred charges and other assets, net					0								0
Total assets					295,691,000								247,909,000
Current liabilities:
Current portion of capital lease obligations					0								0
Accounts payable					0								0
Accrued liabilities					0								0
Taxes other than income taxes					0								0
Deferred revenue from related party					0								0
Total current liabilities					0								0
Capital lease obligations, net of current portion					0								0
Deferred income taxes					0								0
Other long-term liabilities					0								0
Partners’ capital:
Common unitholders – public (17,255,208 and 17,250,000 units outstanding)					0								0
Common unitholder – Valero (11,539,989 and 11,539,989 units outstanding)					0								0
Subordinated unitholder – Valero (28,789,989 and 28,789,989 units outstanding)					0								0
General partner – Valero (1,175,102 and 1,175,102 units outstanding)					0								0
Net investment					295,691,000								247,909,000
Total partners’ capital					295,691,000								247,909,000
Total liabilities and partners’ capital					295,691,000								247,909,000
Consolidated Statements of Income
Operating revenues – related party					0		0		0		0		0		0		0		0		0		0		0
Costs and expenses:
Operating expenses																					38,788,000		36,324,000		37,902,000
General and administrative expenses																					267,000		261,000		235,000
Depreciation expense																					10,502,000		8,906,000		6,522,000
Total costs and expenses																					49,557,000		45,491,000		44,659,000
Operating income					(16,184,000)		(11,885,000)		(10,799,000)		(10,689,000)		(11,253,000)		(11,024,000)		(11,944,000)		(11,270,000)		(49,557,000)		(45,491,000)		(44,659,000)
Other income, net																					0		0		0
Interest expense																					0		0		0
Income before income taxes																					(49,557,000)		(45,491,000)		(44,659,000)
Income tax expense																					0		0		0
Net income					(16,184,000)		(11,885,000)		(10,799,000)		(10,689,000)		(11,253,000)		(11,024,000)		(11,944,000)		(11,270,000)		(49,557,000)		(45,491,000)		(44,659,000)
Less: Net income (loss) attributable to Predecessor																					(49,557,000)		(45,491,000)		(44,659,000)
Net income attributable to partners																					0		0		0
Cash flows from operating activities:
Net income					(16,184,000)		$ (11,885,000)		$ (10,799,000)		(10,689,000)		(11,253,000)		$ (11,024,000)		$ (11,944,000)		(11,270,000)		(49,557,000)		(45,491,000)		(44,659,000)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense																					10,502,000		8,906,000		6,522,000
Deferred income tax expense																					0		0
Changes in current assets and current liabilities																					0		0		0
Changes in deferred charges and credits and other operating activities, net																					0		0		0
Net cash provided by operating activities																					(39,055,000)		(36,585,000)		(38,137,000)
Cash flows from investing activities:
Capital expenditures																					(58,701,000)		(87,918,000)		(39,329,000)
Acquisition of the Texas Crude Systems Business from Valero Energy Corporation																					0
Proceeds from dispositions of property and equipment																					0		0
Net cash used in investing activities																					(58,701,000)		(87,918,000)		(39,329,000)
Cash flows from financing activities:
Repayments of capital lease obligations																					0		0		0
Offering costs																					0
Prefunding of capital projects by Valero																							0
Proceeds from initial public offering, net of offering costs																							0
Debt issuance costs																					0		0
Excess purchase price paid to Valero Energy Corporation over the carrying value of the Texas Crude Systems Business																					0
Cash distributions to unitholders and distribution equivalent right payments																					0
Net transfers from Valero Energy Corporation																					97,756,000		124,503,000		77,466,000
Net cash provided by (used in) financing activities																					97,756,000		124,503,000		77,466,000
Net increase (decrease) in cash and cash equivalents																					0		0		0
Cash and cash equivalents at beginning of year											$ 0								$ 0		0		0		0
Cash and cash equivalents at end of year					$ 0								$ 0								$ 0		$ 0		$ 0
Houston and St. Charles Terminal Services Business [Member] | Revolving Credit Facility [Member] | Line of Credit [Member] | Subsequent Event [Member]
Business Acquisitions (Textual)
Borrowings under the Revolver		200,000,000
Houston and St. Charles Terminal Services Business [Member] | Majority Shareholder [Member] | Subsequent Event [Member]
Business Acquisitions (Textual)
Effective date of the acquisition			Mar. 01, 2015
Payments to acquire businesses, gross			$ 571,200,000
Number of subsidiaries acquired from Valero | subsidiaries			2
Consideration transferred for the Houston and St. Charles Terminal Services Business			$ 671,200,000
Consideration transferred for the Houston and St. Charles Terminal Services Business, units issued			100,000,000
Payments to acquire business, cash on hand			$ 211,200,000
Houston and St. Charles Terminal Services Business [Member] | Majority Shareholder [Member] | Subordinated Debt [Member] | Subsequent Event [Member]
Business Acquisitions (Textual)
Proceeds from the subordinated credit agreement with Valero		$ 160,000,000
Houston and St. Charles Terminal Services Business [Member] | Majority Shareholder [Member] | Limited Partner, Common Units, Valero [Member] | Subsequent Event [Member]
Business Acquisitions (Textual)
Units issued in connection with the acquisition of the Houston and St. Charles Terminal Services Business | shares			1,908,100
Houston and St. Charles Terminal Services Business [Member] | Majority Shareholder [Member] | General Partner [Member] | Subsequent Event [Member]
Business Acquisitions (Textual)
Units issued in connection with the acquisition of the Houston and St. Charles Terminal Services Business | shares			38,941

[1]	Financial information has been retrospectively adjusted for the acquisition of the Houston and St. Charles Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.
[2]	Financial information has been retrospectively adjusted for the acquisitions of the Texas Crude Systems Business and the Houston and St. Charles Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.
[3]	Financial information has been retrospectively adjusted for the acquisition of the Houston and St. Charles Terminal Services Business.
[4]	Financial information has been retrospectively adjusted for the acquisitions of the Texas Crude Systems Business and the Houston and St. Charles Terminal Services Business.